Accrued Severance Benefits (Details 2) (Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits, KRW)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gravity Co., LTD.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, contribution	1,114	1,190	1,085
NeoCyon, Inc.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, cost recognized	467	390	97